STOCKHOLDERS' EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Expected life (in years)	10 years	6 years
Expected volatility	227.20%	228.80%
Average risk free interest rate	1.76%	2.16%
Dividend yield	0.00%	0.00%
Grant date fair value	$ 0.18	$ 0.10